November 15, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson
Document Control – EDGAR

RE:	Columbia Funds Series Trust II
Columbia Emerging Markets Bond Fund
Post-Effective Amendment No. 42
File No. 333-131683/811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for Class R shares of the above-referenced fund does not differ from that contained in Registrant’s Post-Effective Amendment No. 42 (Amendment). This Amendment was filed electronically on November 14, 2011.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Andrew Kirn at (612) 678-9052.

Sincerely,

/s/	Christopher O. Petersen
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.